COMMITMENTS (Schedule Of Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum lease payments under non-cancellable leases
2019	$ 5,735
2020	4,860
2021	1,840
2022	943
2023	332
2024 and thereafter	987
Total	14,697
Future minimum principal payments related to long-term debts
2019	0
2020	35,000
Total	$ 35,000